Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Sales	$515	$109	$335	$357
Cost of sales	490	109	319	378
Gross margin	25	—	16	(21)
Selling, general and administrative expenses	11	3	8	10
Asset impairments	66	—	—	(1)
Restructuring expenses	—	1	6	4
Other expense (income), net	2	—	(1)	—
Reorganization expenses, net	—	—	5	—
Operating loss	(54)	(4)	(2)	(34)
Interest expense	2	1	1	—
Equity in net income of non-consolidated Affiliates	—	—	—	(1)
Loss before income taxes	(56)	(5)	(3)	(35)
(Benefit) provision for income taxes	—	(5)	(17)	8
Net (loss) income from discontinued operations attributable to Visteon Corporation	$(56)	$—	$14	$(43)